Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2030 Fund	May 30, 2024
Fidelity Freedom Blend 2030 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	15.55%
Since Inception	0.61%	[1]
Fidelity Freedom Blend 2030 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.66%
Since Inception	(1.02%)	[1]
Fidelity Freedom Blend 2030 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.42%
Since Inception	0.09%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	7.61%
F0203
Average Annual Return:
Past 1 year	15.26%
Since Inception	1.02%

[1]	A From April 6, 2021 .